Stock-Based Compensation Stock Options and Valuation Model (Details) - Long-Term Incentive Plans - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation, stock options, overview
Terms of award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2017, expire between 2018 and 2026. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
Minimum
Stock-based compensation, stock options, overview
Stock options expiration date	Apr. 01, 2018
Maximum
Stock-based compensation, stock options, overview
Stock options expiration date	Apr. 01, 2026
Common Shares
Black Scholes valuation model assumptions
Expected life		4 years 8 months	4 years 7 months
Expected annual volatility rate		30.50%	30.10%
Dividend yield		0.00%	0.00%
Risk-free interest rate		1.20%	1.20%
Estimated annual forfeiture rate		9.40%	9.70%
Stock compensation, stock option rollforward schedule, number of options
Outstanding, begin of period	3,973,000
Exercisable options, begin of period	1,937,000
Granted options	0
Exercised options	(162,000)
Forfeited options	(74,000)
Expired options	(242,000)
Outstanding, end of period	3,495,000	3,973,000
Exercisable options, end of period	2,475,000	1,937,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 41.92
Options exercisable, begin of period - weighted average exercise price	42.54
Options exercised, weighted average exercise price	36.21
Options forfeited, weighted average exercise price	41.62
Options expired, weighted average exercise price	57.67
Options outstanding, end of period - weighted average exercise price	41.10	$ 41.92
Options exercisable, end of period - weighted average exercise price	$ 40.79	42.54
Options granted, weighted average grant date fair value		$ 12.77	$ 9.94
Aggregate intrinsic value, options exercised	$ 1	$ 4	$ 2
Aggregate intrinsic value, options outstanding	3
Aggregate intrinsic value, options exercisable	$ 2
Weighted average remaining contractual life, outstanding	6 years
Weighted average remaining contractual life, exercisable	5 years 5 months